FAIR VALUE MEASUREMENTS - Schedule of Changes in Level 3 Financial Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Forward purchase option derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	$ 4,202,562	$ 0
Additions	0	14,700,778
Changes in fair value	13,406,000	(10,498,216)
Ending balances	17,609,000	4,202,562
Earnout liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	27,133,563	0
Additions	0	21,606,062
Changes in fair value	(6,989,000)	5,527,501
Ending balances	$ 20,145,000	$ 27,133,563